TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
TAXES PAYABLE
Schedule of taxes payable

	2025	2024
Payroll charges	102,923	115,717
ICMS (state VAT)	89,997	66,916
COFINS (tax on revenue)	10,039	22,905
IPI (federal VAT)	20,583	15,826
IVA (value-added tax) and others	176,751	190,056
	400,293	411,420